___________________________

Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

April 17, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Invesco Exchange-Traded Fund Trust II (the "Trust")

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act"), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated December 20, 2019, as supplemented on April 9, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco S&P SmallCap Quality ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903 invesco.com/ETFs @InvescoETFs